ASSETS HELD FOR SALE (Details) (CAD) In Millions, unless otherwise specified	0 Months Ended
	Apr. 15, 2014	Dec. 31, 2014	Dec. 31, 2013
Assets Held for Sale
Cash and Cash Equivalents			1
Accounts Receivable			12
Inventories			11
Plant, Property and Equipment			61
Total Assets Held for Sale (included in Other Current Assets, Note 5)		0	85
Liabilities Related to Assets Held for Sale
Accounts Payable and Other			4
Other Long-Term Liabilities			1
Total Liabilities Related to Assets Held for Sale (included in Accounts Payable and Other, Note 13)		0	5
Proceeds from Sale of Other Assets	190
Gain (Loss) on Disposition of Other Assets, Gross	108
Gain (Loss) on Disposition of Other Assets	99